Segment Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews key metrics, which include the following:
	For the Three Months Ended December 31,
	2025	2024
General and administrative expenses	$417,642	$152,038
Interest earned on investments held in Trust Account	$299,353	$694,056
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews key metrics, which include the following:
	For the Year Ended September 30,
	2025	2024
General and administrative expenses	$859,747	$354,066
Interest earned on investments held in Trust Account	$2,230,500	$609,787